Trade and Other Receivables - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [member]
Trade And Other Receivables [Line Items]
Set Off of trade receivables	$ 231	$ 406